8. Deposits	12 Months Ended
Dec. 31, 2014
Maturities of Time Deposits [Abstract]
Note 8. Deposits

Note 8.  Deposits

The following is a maturity distribution of time deposits at December 31, 2014:

2015	$ 73,044,129
2016	18,486,712
2017	10,367,425
2018	4,315,534
2019	6,808,476
Total time certificates of deposit	$113,022,276

Total deposits in excess of the FDIC insurance level amounted to $147,941,773 as of December 31, 2014.